Long-Term Debt (Aggregate Maturities For All Long Term Borrowings) (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Debt Instrument [Line Items]
2014		$ 99,320
2015	123,408	100,064
2016	144,488	70,432
2017	2,400,000	0
Thereafter		0
Total Required Principal Payments Exclusive of Debt Discounts	2,667,896
Unamortized discount	(1,501,963)			(636,678)
Net Long-Term Borrowings	1,165,933	269,816	2,775,441
Long Term Debt Current	(98,106)	(99,320)	(1,060,188)
Long Term Debt Noncurrent	$ 1,067,827	$ 170,496	$ 1,715,253